Related Parties (Details) - Related Party [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Monthly fees	$ 49	$ 183	$ 125
Bonus	10	49
Payments for employees	33	39
Total	$ 92	$ 271	$ 125